CRITICAL JUDGMENTS AND ESTIMATES	12 Months Ended
Dec. 31, 2022
Accounting Judgements And Estimates [Abstract]
CRITICAL JUDGMENTS AND ESTIMATES [Text Block]

3. CRITICAL JUDGMENTS AND ESTIMATES

The preparation of these consolidated financial statements in accordance with IFRS requires management to make judgments, estimates, and assumptions that affect the reported amounts and the valuation of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenditures during the year.

These judgments and estimates are continuously evaluated and are based on management's experience and knowledge of the relevant facts and circumstances. Actual results may differ from the estimates. Revisions to estimates and the resulting effects on the carrying amounts of the Company's assets and liabilities are accounted for prospectively. Information about such judgments and estimates is contained in the description of accounting policies (note 2) and/or other notes to the financial statements. Management has made the following critical judgments and estimates:

Critical judgments in applying accounting policies

The critical judgments that the Company's management has made in the process of applying the Company's accounting policies, apart from those involving estimations, that have the most significant effect on the amounts recognized in the Company's consolidated financial statements are as follows:

Assessment of impairment indicators of non-current assets

Management assesses whether any indication of impairment exists at the end of each reporting period. Judgment is required in assessing whether certain factors would be considered an indicator of impairment. We consider both internal and external information to determine whether there is an indicator of impairment and, accordingly, whether impairment testing is required. The information we consider in assessing whether there is an indicator of impairment includes, but is not limited to, significant decreases in future gold and silver prices, increases in operating cost and future capital costs estimates, decreases in estimated mineral reserves, decreases in estimated production and increases in the discount rate. No impairment indicators were identified by management as of December 31, 2022.

Functional currency

The functional currency of an entity is the currency of the primary economic environment in which the entity operates. The Company has determined that the functional currency of the parent entity to be C$ and its subsidiaries to be US$. Determination of functional currency may involve certain judgments to determine the primary economic environment, and the Company reconsiders the functional currency of its entities if there is a change in events and conditions which determine the primary economic environment.

Mineral property, plant, and equipment and determination whether assets are ready for their intended use

Determining when the Las Chispas Mine, processing plant, and other assets are in the condition necessary to be capable of operating in the manner intended by management is a matter of judgment. The Company has established a framework in the context of IAS 16 - Property, Plant and Equipment with respect to determining when the Las Chispas Mine and processing plant are deemed to be capable of operating in the manner intended by management. This framework considers factors such as the physical and technical performance of the asset. For further details on this framework and the factors considered, please refer to Note 2 "Significant Accounting Policies - Mineral property, plant, and equipment - Mineral property - development phase". During 2022, management determined that the Las Chispas Mine had achieved commercial production effective November 1, 2022.

Key sources of estimation uncertainty

The significant assumptions about the future and other major sources of estimation uncertainty as at the end of the reporting period that have a significant risk of resulting in a material adjustment to the carrying amounts of the Company's assets and liabilities in the next 12 months are as follows:

Mineral reserves and the life of mine plan

The Company estimates its mineral reserves in accordance with the requirements of National Instrument 43-101. Estimates of the quantities of the mineral reserves form the basis for the Company's life of mine plans, which are used for the calculation of depletion expense under the units of production method, impairment tests, and forecasting the timing of the payments related to the environmental reclamation provision.

Significant estimation is involved in determining the reserves and resources included within the Company's life of mine plans. Changes in forecast prices of commodities, exchange rates, production costs, or recovery rates may result in the Company's life of mine plan being revised and such changes could impact depletion rates, asset carrying values, and our environmental reclamation provision.

Collectability and classification of VAT receivable

VAT receivable is collectible from the government of Mexico. The collection of VAT is subject to risk due to the complex application and collection process and therefore, risk related to the collectability and timing of payment from the Mexican government. The Company uses its best estimates based on the facts known at the time and its experience to determine its best estimate of the collectability and timing of these recoveries. Changes in the assumptions regarding collectability and the timing of collection could impact the valuation and classification of VAT receivable.

Impairment of non-current assets

Non-current assets are tested for impairment when indicators of impairment are present. Calculating the estimated fair values of cash generating units for non-current asset impairment tests requires management to make estimates and assumptions with respect to future gold and silver prices; future capital cost estimates; operating cost estimates; reductions in the estimated mineral reserves; decreases in estimated production; and, the discount rate. Reductions in metal price forecasts; increases in estimated future costs of production; increases in estimated future non-expansionary capital expenditures; reductions in the amount of recoverable resources, and exploration potential; and/or adverse current economics can result in a write-down of the carrying amounts of the Company's non-current assets.

Estimate of reclamation and closure cost provision

The Company's provision for reclamation and closure costs represents management's best estimate of the present value of the future cash outflows required to settle the liability which reflects estimates of future costs, the timing of the cash flows associated with the future costs, inflation, and movements in foreign exchange rates when liabilities are anticipated to be settled in a currency other than US$. Cost estimates can vary in response to many factors including changes to the relevant legal requirements, whether closure plans achieve intended reclamation goals, the emergence of new restoration techniques, or experience at other mine sites, local inflation rates, and foreign exchange rates. The expected timing of expenditures can also change, for example, in response to changes in mineral reserves, production rates, or economic conditions. The Company's assumptions are reviewed at the end of each reporting period and adjusted to reflect management's current best estimate and changes in any of the aforementioned factors can result in a material change to the provision recognized by the Company.

Inventories

Stockpiled ore, work-in-process, and finished goods are measured at the lower of weighted average cost or NRV. The assumptions used in the valuation of work-in process inventory include estimates of the amount of gold and silver in the mill circuits and assumptions of the gold and silver prices expected to be realized when the metals are recovered. If these estimates or assumptions prove to be inaccurate, the Company could be required to write-down the recorded value of its work-in-process inventory, which would reduce the Company's earnings.